Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Schedule Of Related Parties Names and Their Relatonship With Company [Table Text Block]
Name of Related Parties	Relationship with the Company

Wuwei Ganxin Seeds Co., Ltd. (Wuwei Ganxin)	A 49% associate
Beijing Zhongnong Seed Industry Co., Ltd. (Beijing Zhongnong)	A 26.8% associate
Ngai Tahu	Shareholder of Agria Asia with equity interest of 7.24%
Michael Thomas	Management of PGW (Resigned in August 2011)
John McKenzie	Management of PGW
George Gould	Director of PGW
PGW	19% investment before April 30, 2011
Shenzhen Guanli Investment Co., Ltd. (Shenzhen Guanli)	A company controlled by Alan Lai, Chairman of Agria

Schedule of Related Party Transactions [Table Text Block]
The Company had the following related party transactions during the periods presented:

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Return of corn seeds to:
Wuwei Ganxin (**)	—	—	38,983	—	—

Purchase of corn seeds from:
Wuwei Ganxin	—	65,427	3,688	3,448	543

Initial payment for subscription for shares in Agria Asia (***)
Ngai Tahu	—	—	78,404	—	—

Debenture and rural saver deposits
Michael Thomas	—	—	6,965	—	—

Purchase of retail goods, sale of seed under production contracts
John McKenzie	—	—	—	13,187	2,076
Michael Thomas	—	—	1,564	—	—

Purchase of retail goods
George Gould	—	—	72	602	95
Bill Thomas	—	—	—	3,389	533

Interest on Convertible & Redeemable Note
PGW (****)	—	—	4,732	—	—

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Directors fee and expense charged to:

PGG Wrightson (*****)	—	1,179	274	—	—

Collection of amounts due from:
PGG Wrightson	—	789	—	—	—
Beijing Zhongnong	—	—	—	1,012	159
Taiyuan Relord *	1,652	—	—	—	—
Yan Lv *	28	—	—	—	—
	1,680	789	—	1,012	159

Payment of amounts due to:
WuweiGanxin	—	26,019	—	3,448	543
Beijing Zhongnong	—	3,044	—	—	—
Taiyuan Relord *	204	102	—	—	—
Yan Lv *	6	—	—	—	—
Xue Zhi Xin *	6	—	—	—	—
	216	29,165	—	3,448	543

Loan from Shenzhen Guanli ******	—	—	—	20,000	3,148
Repayment of loan from Shenzhen Guanli	—	—	—	20,000	3,148
Payment of interest to Shenzhen Guanli	—	—	—	1,062	167

Loan to Beijing Zhongnong	—	910	9,610	4,876	768
Loan from Beijing Zhongnong	—	6,464	—	1,302	205
Capital injection to Beijing Zhongnong	—	7,000	—	4,000	630
Sales service from Beijing Zhongnong	—	—	—	2,812	443

* Taiyuan Relord, Yan Lv and XueZhixin, were determined to be a related parties by virtue of their relationships with P3A. Following the disposal of P3A, they are no longer considered to be related parties.

** The corn seeds were previously purchased from Wuwei Ganxin in 2010. In January, 2011, the Company agreed to return the inventories to Wuwei Ganxin who at the time had greater capacity to sell that category of seeds.

*** Payment in April 2011, for Ngai Tahu's share subscription in Agria Asia Investments was made by the Company. Ngai Tahu refunded the amount to the Company in July, 2011 following PGW shareholder approval, which was granted in June 2011.

**** These transactions occurred prior to acquisition of controlling interest in PGW.

***** A number of Directors, senior executives or their related parties, hold positions in other entities that result in them having control or significant influence over the financial or operating policies of these entities. A number of these entities transacted with the Company during the reporting period. The terms and conditions of these transactions with key management personnel and their related parties were determined to be no more favourable than those available, or which might reasonably be expected to be available, on similar transactions to non-key management personnel related entities on an arm's length basis.

****** We borrowed RMB20.0 million from Shenzhen Guanli in July 2011 and repaid the full amount together with interest calculated at prevailing People’s Bank of China interest rates in May 2012.

Schedule Of Related Party Due [Table Text Block]
The Company had the following related party balances at the end of the following periods, such amounts are generally without interest or collateral, and have similar terms to the Company’s normal sales and purchase transactions.

	December 31, 2010	June 30, 2011	June 30, 2012	June 30, 2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Amounts due from related parties:
Ganxin	—	10,018	9,105	1,433
Beijing Zhongnong	910	9,610	4,875	768
Ngai Tahu	—	78,404	—	—
PGG Wrightson	390	—	—	—
	1,300	98,032	13,980	2,201

Amounts due to related parties:
Included in current liabilities
PGG Wrightson	14	—	—	—
Beijing Zhongnong	3,420	10,622	4,114	648
Wuwei Ganxin	39,409	—	—	—
Officers and directors of PGW	—	29,881	406	63
	42,843	40,503	4,520	711